Assets Pledged as Collateral - Summary of Assets Pledged as Collateral (Detail) - SEK (kr) kr in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Assets Pledged As Collateral [Abstract]
Chattel mortgages	kr 5,340	kr 5,328
Bank deposits	561	353
Total	kr 5,901	kr 5,681